Average Annual Total Returns{- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-17 - Fidelity Managed Retirement Income Fund	Fidelity Advisor Managed Retirement Income Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement Income Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement Income Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Managed Retirement Income Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Managed Retirement Income Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement Income Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement Income Fund-Class I Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNC Past 1 year	IXZNC Past 5 years	IXZNC Past 10 years
Total	(3.38%)	3.84%	4.84%	(4.44%)	2.57%	3.91%	(1.79%)	2.60%	3.52%	2.78%	5.34%	5.73%	(1.54%)	3.57%	2.90%	3.09%	5.64%	5.79%